Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Intangible assets - Composition
  Composition

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2017	398	205	86	80	214	35	65	76	1,159
Additions	-	-	-	3	-	1	10	3	17
Discontinuance of consolidation	(55)	-	-	-	-	-	-	-	(55)
Translation differences	16	11	7	7	16	3	2	1	63
Reclassification to assets held for sale	(11)	-	(2)	(10)	(47)	-	(1)	(46)	(117)

Balance as at December 31, 2017	348	216	91	80	183	39	76	34	1,067

Amortization and impairment losses
Balance as at January 1, 2017	21	57	19	34	88	9	57	50	335
Amortization for the year	-	6	3	5	12	1	3	5	35
Translation differences	1	-	1	3	5	1	2	1	14
Impairment	-	-	1	-	-	14	-	-	15
Reclassification to assets held for sale	-	-	-	(7)	(11)	-	(1)	(35)	(54)

Balance as at December 31, 2017	22	63	24	35	94	25	61	21	345

Amortized Balance as at December 31 ,2017	326	153	67	45	89	14	15	13	722

Note 13 - Intangible Assets (cont'd)

  Composition (cont’d)

Goodwill	Concessions and mining rights	Trademarks	Technology / patents	Customer relationships	Exploration and evaluation assets	Computer application	Others	Total
$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions	$ millions

Cost
Balance as at January 1, 2016	370	262	86	82	212	143	255	78	1,488
Additions	-	1	1	1	6	19	59	-	87
Additions in respect of business combinations	26	-	-	-	-	-	-	-	26
Disposals	-	(52)	-	-	-	(126)	(249)	-	(427)
Translation differences	2	(6)	(1)	(3)	(5)	(1)	(3)	(2)	(19)
Reclassification from assets held for sale	-	-	-	-	1	-	3	-	4

Balance as at December 31, 2016	398	205	86	80	214	35	65	76	1,159

Amortization and impairment losses
Balance as at January 1, 2016	21	52	16	30	77	7	55	45	303
Amortization for the year	-	5	3	5	13	2	3	5	36
Disposals	-	-	-	-	-	-	(2)	-	(2)
Translation differences	-	-	-	(1)	(2)	-	(1)	-	(4)
Reclassification from assets held for sale	-	-	-	-	-	-	2	-	2

Balance as at December 31, 2016	21	57	19	34	88	9	57	50	335
Amortized Balance as at December 31 ,2016	377	148	67	46	126	26	8	26	824

Total book value of intangible assets having defined and indefinite useful lives

B. Total book value of intangible assets having defined useful lives and those having indefinite useful lives are as follows:

As at December 31
2017	2016
$ millions	$ millions

Intangible assets having a defined useful life	365	415
Intangible assets having an indefinite useful life	357	409
	722	824